ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Tax payable	¥ 931,191		¥ 562,839
Accrued payroll and welfare	153,554		403,104
Payable to investors (i)	145,655		147,864
Accrued advertisement expenses	134,601		58,707
Guarantee liabilities	37,153		51,766
Funds collected on behalf of third-party guarantee companies	11,387		18,766
Accrued customer incentives	3,263		5,024
Others	83,718		66,936
Total accrued expenses and other liabilities	¥ 1,500,522	$ 211,344	¥ 1,315,006